Consolidated Statements of Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Loss
Revenues	$ 31,625	$ 64,046
Operating expenses
Cost of sales	(32,292)	(56,643)
Other operating costs	(28,560)	(64,355)
General and administrative	(40,070)	(36,837)
Exploration and evaluation, net of tax credits	(1,769)	(515)
Impairment of assets	(138,371)	(140,000)
Operating loss	(209,437)	(234,304)
Finance costs	(13,378)	(5,761)
Share of loss of associates	(599)	(641)
Change in fair value of warrant liability	4,535	25,008
Other income, net	14,489	24,944
Income (loss) before income taxes	(204,390)	(190,754)
Income tax recovery (expense)	22,517	(1,706)
Net loss	$ (181,873)	$ (192,460)
Basic net loss per share (in dollars per share)	$ (2.21)	$ (3.02)
Diluted net loss per share (in dollars per share)	$ (2.21)	$ (3.02)
Weighted average number of shares outstanding, Basic (in shares)	82,465,447	63,797,504
Weighted average number of shares outstanding, Diluted (in shares)	82,465,447	63,797,504